    UNITED STATES
   SECURITIES AND EXCHANGE COMMISSION
        Washington, D.C.  20549

     FORM 24F-2
   Annual Notice of Securities Sold
        Pursuant to Rule 24f-2

Read instructions at the end of Form before preparing Form.

1.  Name and Address of issuer:

    First Investors Equity Funds
    110 Wall Street
    New York, NY 10005

2.  The name of each series or class of securities for which this Form is filed
    (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes):  [X]

3.  Investment Company Act File Number:  811-6618

    Securities Act File Number:  33-46924

4(a). Last day of fiscal year for which this Form is filed:  9/30/08

4(b). [  ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
    (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [  ] Check box if this is the last time the issuer
    will be filing this Form.

5.  Calculation of registration fee:

(i) Aggregate sale price of securities sold during
    the fiscal year pursuant to section 24(f):        $787,318,258.55
              --------------

(ii) Aggregate price of securities redeemed
     or repurchased during the fiscal year:  $620,146,945.83
           --------------

(iii) Aggregate price of securities redeemed or
      repurchased during any prior fiscal year ending
      no earlier than October 11, 1995 that were not
      previously used to reduce registration fees payable
      to the Commission:                      $  -0-
            --------------

(iv) Total available redemption credits
     [add Items 5(ii) and 5(iii)]:                 $620,146,945.83
        --------------

(v) Net sales -- if Item 5(i) is greater than Item 5(iv)
     [subtract Item 5(iv) from Item 5(i)]:         $167,171,312.72
        --------------

(vi) Redemption credits available for use in future years if
     Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
      $           -0-
       --------------

(vii) Multiplier for determining registration fee (See Instruction C.9):
                     X .0000393
             ---------

(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]
       (enter "0" if no fee  is due):       =$ 6,569.83
             ---------

6. Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule
   24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days
   after the end of the issuer's fiscal year (See instruction D):   +$     -0-
              --------

8. Total of the amount of the registration fee due plus any
   interest due [line 5(viii) plus line 7]:             =$ 6,569.83
             ---------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:  December 22, 2008
    Method of delivery:
   [x] Wire Transfer
   [ ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.

By  /s/ Joseph I. Benedek

 ----------------------------

 Joseph I. Benedek,

 Treasurer

Date:  December 23, 2008